Trade Receivables, Net (Tables)	12 Months Ended
Mar. 31, 2025
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables

Trade receivables consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Receivable from related parties	184,381	444,082
Receivable from others	3,281,806	3,367,494
Less: allowance for doubtful debts (expected credit loss)	(113,732)	(129,274)
Total receivables	$3,352,455	$3,682,302

Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix	As The Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between The Group’s different customer base.
Ageing	Not past due &<30	31 - 90	90 - 180	180 - 365	>365	Total
Gross carrying amount	2,430,351	357,079	242,683	237,530	198,543	3,466,187
Expected loss rate	0.00%	0.00%	0.04%	6.61%	50.00%
Estimated total gross carrying amount at default	2,430,351	357,079	242,683	237,530	198,543	3,466,187
Lifetime ECL	—	—	175	14,286	99,272	113,732
Ageing	Not past due &<30	31 - 90	90 - 180	180 - 365	>365	Total
Gross carrying amount	2,821,141	335,357	276,851	138,164	240,063	3,811,576
Expected loss rate	0.00%	0.00%	0.04%	6.61%	50.00%
Estimated total gross carrying amount at default	2,821,141	335,357	276,851	138,164	240,063	3,811,576
Lifetime ECL	—	—	106	9,137	120,031	129,274

Schedule of Movement in Lifetime ECL that has Been Recognized for Trade Receivables in Accordance

The following table shows the movement in lifetime ECL that has been recognized for trade receivables in accordance with the simplified approach set out in IFRS 9.

	Collectively assessed	Individually assessed

Balance as at 31 March 2025	$3,466,187	—
Balance as at 31 March 2024	$3,811,576	—